Debt (US Dollar-denominated Debt) (Details) - US Dollar-Denominated [Member] $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Debt Instrument [Line Items]
Debt outstanding	$ 9,662	$ 13,898	$ 10,177	$ 13,477
Notes and debentures [Member]
Debt Instrument [Line Items]
Debt outstanding	8,650		8,250
Commercial paper [Member]
Debt Instrument [Line Items]
Debt outstanding	501		1,360
Finance lease liability [Member]
Debt Instrument [Line Items]
Debt outstanding	5		27
Equipment Loans And Other [Member]
Debt Instrument [Line Items]
Debt outstanding	$ 506		$ 540